COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on November 30, 2021, the holders of the Founder Shares, as well as the holders of the Private Units (and underlying securities), are entitled to registration rights. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. They can elect to exercise these registration rights (i) at any time commencing three months prior to the date of release from escrow with respect to the Founder Shares or (ii) at any time after the Company consummates a Business Combination with respect to the Private Units (and the underlying securities). In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Notwithstanding the foregoing, they may not exercise demand or piggyback rights after five (5) and seven (7) years, respectively, from the effective date of the Initial Public Offering and may not exercise demand rights on more than one occasion in respect of all registrable securities.

Underwriting Agreement

The underwriters received an underwriting discount of 1.0% of the gross proceeds of the Initial Public Offering, or $1,150,000.

Business Combination Marketing Agreement

Pursuant to a business combination marketing agreement entered into on November 30, 2021, the Company engaged Roth and Craig-Hallum, the underwriters in the Initial Public Offering, as advisors in connection with its Business Combination to assist in the transaction structuring and negotiation of a definitive purchase agreement with respect to the Business Combination, hold meetings with the stockholders to discuss the Business Combination and the target’s attributes, introduce the Company to potential investors to purchase its securities in connection with the Business Combination, and assist with financial analysis, presentations, press releases and filings related to the Business Combination. The Company will pay Roth and Craig-Hallum a fee for such services upon the consummation of a Business Combination in an amount equal to, in the aggregate, 4.5% of the gross proceeds of the Initial Public Offering (or $5,175,000 in the aggregate). As a result, Roth and Craig-Hallum will not be entitled to such fee unless the Company consummates a Business Combination.

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on November 30, 2021, the holders of the Founder Shares, as well as the holders of the Private Units (and underlying securities), are entitled to registration rights. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. They can elect to exercise these registration rights (i) at any time commencing three months prior to the date of release from escrow with respect to the Founder Shares or (ii) at any time after the Company consummates a Business Combination with respect to the Private Units (and the underlying securities). In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Notwithstanding the foregoing, they may not exercise demand or piggyback rights after five

(5) and seven (7) years, respectively, from the effective date of the Initial Public Offering and may not exercise demand rights on more than one occasion in respect of all registrable securities.

Underwriting Agreement

The underwriters received an underwriting discount of 1.0% of the gross proceeds of the Initial Public Offering, or $1,150,000.

Business Combination Marketing Agreement

Pursuant to a business combination marketing agreement entered into on November 30, 2021, the Company engaged Roth and Craig-Hallum, the underwriters in the Initial Public Offering, as advisors in connection with its Business Combination to assist in the transaction structuring and negotiation of a definitive purchase agreement with respect to the Business Combination, hold meetings with the stockholders to discuss the Business Combination and the target’s attributes, introduce the Company to potential investors to purchase its securities in connection with the Business Combination, and assist with financial analysis, presentations, press releases and filings related to the Business Combination. The Company will pay Roth and Craig-Hallum a fee for such services upon the consummation of a Business Combination in an amount equal to, in the aggregate, 4.5% of the gross proceeds of the Initial Public Offering (or $5,175,000 in the aggregate). As a result, Roth and Craig-Hallum will not be entitled to such fee unless the Company consummates a Business Combination.